Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 30, 2025 $ / shares	Jan. 29, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
The CBC maintains a Policy Regarding Granting of Equity Awards (Equity Grant Policy). Under our Equity Grant Policy, the CBC approves annual grants of equity awards to executive officers and certain other executives at a Committee meeting, effective three trading days after we have publicly announced our financial results for the most recently ended fiscal year, or if such date is on or prior to the fourth Monday of January, then the trading day following the fourth Monday of January (Annual Grant Date). In addition to the annual grants of equity awards, equity awards may be granted at other times during the year to newly hired or promoted colleagues, and in other special circumstances. The Equity Grant Policy provides that only the CBC may approve such “off-cycle” grants of equity awards to executive officers and certain other executives effective as of  (1) the last trading day of April, July and October and (2) such day that is the Annual Grant Date (each, an off-cycle Grant Date).
Where awards are denominated by value, the number of shares subject to the award is determined using the closing price of our common stock on the NYSE on the applicable grant date. For stock option grants, the exercise price is the closing price of our common stock on the NYSE on the applicable grant date. Beginning with awards granted in 2026, the CBC redesigned the long-term incentive program to no longer grant stock options. We do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
During the fiscal year ended December 31, 2025, we granted Stock Options to our NEOs on the Annual Grant Date in accordance with the terms of our Equity Grant Policy. Given we issued a Current Report on Form 8-K announcing certain executive team changes within one business day following these Stock Option grants, we are providing the following tabular disclosure regarding the timing of such Stock Option grants in accordance with Item 402(x) of Regulation S-K.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Immediately Following the
Disclosure of Material Nonpublic
Information(1)

S.J. Squeri	1/29/2025	45,120	$315.25	$119.68	1.2%
C.Y. Le Caillec	1/29/2025	9,525	$315.25	$119.68	1.2%
D.E. Buckminster	1/29/2025	11,530	$315.25	$119.68	1.2%
H.M. Grosfield	1/29/2025	9,525	$315.25	$119.68	1.2%
R.D. Joabar	1/29/2025	9,692	$315.25	$119.68	1.2%

(1)
The closing price of our common stock on January 29, 2025 was $315.25. The closing price of our common stock on January 30, 2025 (the day we filed a Current Report on Form 8-K) was $318.95.

Award Timing Method	Under our Equity Grant Policy, the CBC approves annual grants of equity awards to executive officers and certain other executives at a Committee meeting, effective three trading days after we have publicly announced our financial results for the most recently ended fiscal year, or if such date is on or prior to the fourth Monday of January, then the trading day following the fourth Monday of January (Annual Grant Date). In addition to the annual grants of equity awards, equity awards may be granted at other times during the year to newly hired or promoted colleagues, and in other special circumstances. The Equity Grant Policy provides that only the CBC may approve such “off-cycle” grants of equity awards to executive officers and certain other executives effective as of (1) the last trading day of April, July and October and (2) such day that is the Annual Grant Date (each, an off-cycle Grant Date).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Immediately Following the
Disclosure of Material Nonpublic
Information(1)

S.J. Squeri	1/29/2025	45,120	$315.25	$119.68	1.2%
C.Y. Le Caillec	1/29/2025	9,525	$315.25	$119.68	1.2%
D.E. Buckminster	1/29/2025	11,530	$315.25	$119.68	1.2%
H.M. Grosfield	1/29/2025	9,525	$315.25	$119.68	1.2%
R.D. Joabar	1/29/2025	9,692	$315.25	$119.68	1.2%

Awards Close in Time to MNPI Disclosures
Share Price		$ 318.95	$ 315.25
S.J. Squeri [Member]
Awards Close in Time to MNPI Disclosures
Name			S.J. Squeri
Underlying Securities			45,120
Exercise Price			$ 315.25
Fair Value as of Grant Date | $			$ 119.68
Underlying Security Market Price Change			0.012
C.Y. Le Caillec [Member]
Awards Close in Time to MNPI Disclosures
Name			C.Y. Le Caillec
Underlying Securities			9,525
Exercise Price			$ 315.25
Fair Value as of Grant Date | $			$ 119.68
Underlying Security Market Price Change			0.012
D.E. Buckminster [Member]
Awards Close in Time to MNPI Disclosures
Name			D.E. Buckminster
Underlying Securities			11,530
Exercise Price			$ 315.25
Fair Value as of Grant Date | $			$ 119.68
Underlying Security Market Price Change			0.012
H.M. Grosfield [Member]
Awards Close in Time to MNPI Disclosures
Name			H.M. Grosfield
Underlying Securities			9,525
Exercise Price			$ 315.25
Fair Value as of Grant Date | $			$ 119.68
Underlying Security Market Price Change			0.012
R.D. Joabar [Member]
Awards Close in Time to MNPI Disclosures
Name			R.D. Joabar
Underlying Securities			9,692
Exercise Price			$ 315.25
Fair Value as of Grant Date | $			$ 119.68
Underlying Security Market Price Change			0.012